Offerings - Offering: 1	Feb. 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 9,300,000.00
Amount of Registration Fee	$ 1,284.33
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $1,284.33 was paid in connection with the filing of the Schedule TO-I by FT Vest Total Return Income Fund: Series A4 (File No. 005-95393) on December 19, 2025 (the Schedule TO). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.